Stock-Based Compensation (Summary Of Performance Stock Units With Uncompleted Performance Periods) (Details)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Performance Stock Units
Number of shares outstanding	409,789	353,452	291,591
2009-2011 [Member] | Performance Stock Units [Member]
Summary of Performance Stock Units
Number of shares outstanding		134,928
2009-2011 [Member] | Performance Stock Units [Member] | Minimum [Member]
Summary of Performance Stock Units
Number of shares outstanding		0
2009-2011 [Member] | Performance Stock Units [Member] | Maximum [Member]
Summary of Performance Stock Units
Number of shares outstanding		202,392
2010-2011 [Member] | Performance Stock Units [Member]
Summary of Performance Stock Units
Number of shares outstanding		65,411
2010-2011 [Member] | Performance Stock Units [Member] | Minimum [Member]
Summary of Performance Stock Units
Number of shares outstanding		0
2010-2011 [Member] | Performance Stock Units [Member] | Maximum [Member]
Summary of Performance Stock Units
Number of shares outstanding		98,117
2011-2012 [Member] | Performance Stock Units [Member]
Summary of Performance Stock Units
Number of shares outstanding	88,010	89,056
2011-2012 [Member] | Performance Stock Units [Member] | Minimum [Member]
Summary of Performance Stock Units
Number of shares outstanding	0	0
2011-2012 [Member] | Performance Stock Units [Member] | Maximum [Member]
Summary of Performance Stock Units
Number of shares outstanding	132,015	133,584
2012-2014 [Member] | Performance Stock Units [Member]
Summary of Performance Stock Units
Number of shares outstanding	104,598
2012-2014 [Member] | Performance Stock Units [Member] | Minimum [Member]
Summary of Performance Stock Units
Number of shares outstanding	0
2012-2014 [Member] | Performance Stock Units [Member] | Maximum [Member]
Summary of Performance Stock Units
Number of shares outstanding	156,897